long-term debt (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Details of long-term debt
Finance leases				$ 102
Long-term debt excluding Lease liabilities		$ 16,813		13,999
Lease liabilities		1,661
Long-term debt		18,474		14,101
Current liabilities		1,332	$ 1,016	836
Non-current		17,142	$ 14,466	13,265
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities		14,479		12,186
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities		1,015		774
Long-term debt	$ 781	1,015		774
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities		621		620
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities		431		$ 419
Other
Details of long-term debt
Long-term debt excluding Lease liabilities		$ 267